Average Annual Total Returns - Monarch Blue Chips Elite Index ETF		12 Months Ended	45 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Monarch Blue Chips Elite Index
Prospectus [Line Items]
Average Annual Return, Percent		19.23%	9.39%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	13.12%
Monarch Blue Chips Elite Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		18.91%	9.09%
Performance Inception Date		Mar. 23, 2021
Monarch Blue Chips Elite Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.91%	9.09%
Monarch Blue Chips Elite Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.20%	7.12%

[1]	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.